Leases - Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating lease expense:
Amortization of ROU asset	$ 41,757	$ 53,831	$ 215,231	$ 132,138
Accretion of Operating lease liability	7,959	10,541	45,613	25,667
Total operating lease expense	49,716	64,372	260,844	157,805
Other lease expense	33,675	(2,026)	61,408	28,012
Total	$ 83,391	$ 62,346	$ 322,252	$ 185,817
Remaining lease term:
Operating leases (in years)	8 years 7 months 17 days		8 years 9 months 7 days	9 years 3 months 14 days
Discount rate:
Operating leases	7.26%		7.25%	7.03%